Business Combinations - Merger with NSAM and NRF (Narrative) (Details)				1 Months Ended	12 Months Ended
	Jan. 10, 2017	Jan. 10, 2017	Apr. 02, 2015	Apr. 30, 2015	Dec. 31, 2018
Business Acquisition [Line Items]
Common stock, conversion ratio			1	1
Colony NorthStar | Class A Common Stock
Business Acquisition [Line Items]
Business combination, stock exchange, conversion ratio	1.4663	1.4663			1.4663
Colony NorthStar | Preferred stock
Business Acquisition [Line Items]
Business combination, stock exchange, conversion ratio		1
Colony NorthStar | OP Units
Business Acquisition [Line Items]
Business combination, stock exchange, conversion ratio		1.4663
NSAM | Colony NorthStar
Business Acquisition [Line Items]
Ownership interest acquired	32.85%	32.85%
NSAM | Colony NorthStar | Class A Common Stock
Business Acquisition [Line Items]
Common stock, conversion ratio		1
Business combination, stock exchange, conversion ratio		1.4663
Colony | Colony NorthStar
Business Acquisition [Line Items]
Ownership interest acquired	33.25%	33.25%
Colony | Colony NorthStar | Class A Common Stock
Business Acquisition [Line Items]
Business combination, stock exchange, conversion ratio		1.4663
NRF | Colony NorthStar
Business Acquisition [Line Items]
Ownership interest acquired	33.90%	33.90%
NRF | Colony NorthStar | Class A Common Stock
Business Acquisition [Line Items]
Business combination, stock exchange, conversion ratio		1.0996